Consolidated statements of operations - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue		€ 460,849	€ 485,031	€ 535,004
Costs and expenses:
Cost of revenue, including related party, excluding amortization	[1]	11,266	11,971	12,691
Selling and marketing, including related party	[1],[2],[3]	368,249	345,639	342,024
Technology and content, including related party	[1],[2],[3]	50,217	49,020	54,921
General and administrative, including related party	[1],[2],[3]	33,097	38,726	60,852
Amortization of intangible assets	[2]	23	135	136
Impairment of intangible assets and goodwill		30,148	196,127	184,642
Operating loss		(32,151)	(156,587)	(120,262)
Other income/(expense)
Interest expense		(17)	(12)	(51)
Interest income		3,559	5,213	622
Other, net		362	(478)	(556)
Total other income, net		3,904	4,723	15
Loss before income taxes		(28,247)	(151,864)	(120,247)
Expense/(benefit) for income taxes		(6,254)	12,391	6,570
Loss before equity method investments		(21,993)	(164,255)	(126,817)
Loss from equity method investments		(1,705)	(221)	(401)
Net Loss		€ (23,698)	€ (164,476)	€ (127,218)
Earnings per share attributable to common stockholders:
Basic (in Euro per share)		€ (0.07)	€ (0.48)	€ (0.36)
Diluted (in Euro per share)		€ (0.07)	€ (0.48)	€ (0.36)
Shares used in computing earnings per share:
Basic (in shares)		349,622,000	344,937,000	357,551,000
Diluted (in shares)		349,622,000	344,937,000	357,551,000
Nonrelated Party
Revenue		€ 287,929	€ 312,559	€ 361,697
Related Party
Revenue		€ 172,920	€ 172,472	€ 173,307

[1]

	Year ended December 31,
	2024	2023	2022
(1) Includes share-based compensation as follows:
Cost of revenue	€121	€146	€198
Selling and marketing	939	463	737
Technology and content	1,322	1,728	2,969
General and administrative	6,069	7,168	11,438

[2]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€—	€8
Amortization of internal use software and website development costs included in technology and content	3,185	3,085	4,019
Amortization of internal use software costs included in general and administrative	—	—	104
Amortization of acquired technology included in amortization of intangible assets	23	135	136

[3]

(3) Includes related party expense as follows:
Selling and marketing	€33	€94	€97
Technology and content	1,726	1,618	541
General and administrative	55	63	1